Revenue	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue
Revenue
a) Disaggregation of revenue

Year ended December 31,	2019	2018
Revenue by source
Construction services	$132,310	$42,481
Operations support services	586,757	367,580
	$719,067	$410,061

By commercial terms
Time-and-materials	$343,156	$151,796
Unit-price	375,911	253,277
Cost-plus	—	4,988
	$719,067	$410,061

Revenue recognition method
Cost-to-cost percent complete	$252,054	$186,741
As-invoiced	467,013	223,320
	$719,067	$410,061
b) Customer revenues
The following customers accounted for 10% or more of total revenues:

Year ended December 31,	2019	2018
Customer A	33%	43%
Customer B	27%	2%
Customer C	22%	23%
Customer D	13%	21%

c) Contract balances

	December 31, 2019	December 31, 2018
Contract assets	$19,193	$10,673
Contract liabilities	23	4,032
The following table provides information about significant changes in the contract assets:

Year ended December 31,	2019	2018
Balance, beginning of period	$10,673	$21,572
Transferred to receivables from contract assets recognized at the beginning of the period	(10,276)	(14,701)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	14,892	2,043
Increases as a result of work completed, but not yet an unconditional right to consideration	5,736	409
Increases as a result of Nuna acquisition	—	1,350
Decreases due to effect of change in presentation of NL Partnership	(1,832)	—
Balance, end of period	$19,193	$10,673
The following table provides information about significant changes in the contract liabilities:

Year ended December 31,	2019	2018
Balance, beginning of period	$4,032	$824
Revenue recognized that was included in the contract liability balance at the beginning of the period	(4,031)	(84)
Increases due to cash received, excluding amounts recognized as revenue during the period	174	1,379
Increases as a result of Nuna acquisition	—	1,913
Decreases due to effect of change in presentation of NL Partnership	(152)	—
Balance, end of period	$23	$4,032
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2019	2018
Revenue recognized	$1,857	$2,516

These amounts relate to cumulative catch-up adjustments arising from changes in estimated project costs on cost-to-cost percent complete jobs and final settlement of constrained variable consideration.
d) Unpriced contract modifications
The Company recognized revenue from variable consideration related to unpriced contract modifications for the year ended December 31, 2019 of $4,936 (December 31, 2018 - $250).
The Company has recorded amounts in contract assets related to uncollected consideration from revenue recognized on unpriced contract modifications as at December 31, 2019 of $5,312 (December 31, 2018 - $7,526).
The change in unpriced contract modifications during the year ended December 31, 2019 was due to the execution of change orders and an arbitration decision on a previously unresolved claim, offset by additional unresolved modifications and claims.
e) Transaction price allocated to the remaining performance obligations
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. Included is all consideration from contracts with customers, excluding amounts that are recognized using the as-invoiced method and any constrained amounts of revenue.

For the year ended December 31,
2020	$58,966
2021	4,729
2022	4,729
2023	4,729
2024	2,225
$75,378

f) Contract costs
The following table summarizes contract costs included within other assets on the consolidated balance sheets.

	December 31, 2019	December 31, 2018
Reimbursable bid costs	$—	$670
Fulfillment costs	1,016	1,638
	$1,016	$2,308

During the year ended December 31, 2019, fulfillment costs of were $1,016 capitalized and no reimbursable bid costs were capitalized (December 31, 2018 - $2,611 and $248, respectively).